LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2012
Long Term Bank Loan Disclosure [Abstract]
Long Term Bank Loan Disclosure [Text Block]

NOTE 9:- LONG-TERM BANK LOAN

A.	Long-term loans classified by currency of repayment were as follows:

			December 31,
Bank	Currency	Interest Rate	2011	2012
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$489	$37
Bank Hapoalim (2)	U.S. $	LIBOR**+ 5.70%	460	460
Bank Otsar Ha-Hayal (3a)	NIS	PRIME+3.50%	197	180
Bank Otsar Ha-Hayal (3b)	NIS	PRIME+3.50%	353	336
Bank Otsar Ha-Hayal (4a)	NIS	PRIME+3.50%	—	130
Less - current maturities			(498)	(646)
			$1,001	$497

*	3 Months LIBOR

**	1 Month LIBOR

(1)	Payable monthly through January 1, 2013.

(2)

On December 18, 2011, the Bank agreed to convert an outstanding short term credit in an amount of $360 and a long-term loan balance in an amount of $100 to a long-term loan in a total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.

(3)

a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to a share purchase agreement dated June 30, 2011 (see Note 13(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Ha-Hayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

Since the Company did not receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Ha-Hayal instead restricted the Company’s access to an amount of $140 in cash from the loan proceeds, as a means to secure the repayment of the loan. This $140 amount is classified as restricted cash in the Company’s current assets.

c. Repayment of the loan is guaranteed by the Israeli government, as well as by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

4)

a. On October 17, 2012 the Company received an approval from the Fund for an additional loan in an amount of NIS 1,000,000, guaranteed by the Israeli government, and on October 24, 2012 the Company received NIS 500,000 of the approved amount. The repayment of the loan is secured by a restriction on the Company’s access to an amount of NIS 90,000 of the loan proceeds, and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors (see note 17).

The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 7.25% as of the time of loan disbursement), and the principal and interest are payable in 60 equal monthly payments of NIS 9,960 each (which includes interest as well), beginning on November 29, 2012.

b. The balance of the approved loan, or NIS 500,000, was disbursed to the Company on January 13, 2013. (see Note 18)

B.	The Company’s loans (net of current maturities) mature in the following years after the respective balance sheet dates listed below:

	December 31,
	2011	2012
2012	498	—
2013	619	646
2014	132	160
2015	144	174
2016	106	138
2017	—	25
Total	$1,499	$1,143

C.	For details concerning charges, bank covenants and security interests related to the Company’s loans, see Notes 7 and 12(c).